Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2020
Variable Interest Entities [Abstract]
Consolidated VIE assets and liabilities
The following table presents the classification and balances of the consolidated VIEs’ assets and liabilities in UScellular’s Consolidated Balance Sheet.

December 31,	2020	2019
(Dollars in millions)
Assets
Cash and cash equivalents	$18	$19
Short-term investments	3	—
Accounts receivable	639	639
Inventory, net	3	6
Other current assets	21	7
Licenses	639	649
Property, plant and equipment, net	111	104
Operating lease right-of-use assets	39	44
Other assets and deferred charges	348	346
Total assets	$1,821	$1,814
Liabilities
Current liabilities	$28	$32
Long-term operating lease liabilities	36	41
Other deferred liabilities and credits	20	14
Total liabilities	$84	$87